iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 6.2%
Curtiss-Wright Corp. ....................... 33,268 $ 23,959,614
FTAI Aviation Ltd. ......................... 119,031 29,718,470
General Electric Co. ....................... 1,586,337 459,926,686
HEICO Corp. ........................... 70,114 18,925,171
HEICO Corp., Class A ...................... 105,572 22,066,659
Howmet Aerospace, Inc. .................... 951,815 231,329,118
L3Harris Technologies, Inc. .................. 247,610 79,371,385
Lockheed Martin Corp. ..................... 352,059 182,356,000
Northrop Grumman Corp. ................... 137,922 79,923,041
Rocket Lab Corp.
(a)(b)
...................... 350,917 28,954,162
RTX Corp. ............................. 2,010,163 353,929,399
1,510,459,705
a
Air Freight & Logistics  — 0.5%
CH Robinson Worldwide, Inc. ................ 111,595 20,289,087
Expeditors International of Washington, Inc. ....... 75,503 11,166,139
FedEx Corp. ............................ 217,505 87,721,941
119,177,167
a
Automobiles  — 0.4%
General Motors Co. ....................... 1,318,747 101,398,457
a
Banks  — 5.3%
Citigroup, Inc. ........................... 2,133,144 272,999,769
JPMorgan Chase & Co. .................... 2,216,968 694,420,887
Wells Fargo & Co. ........................ 3,706,500 304,785,495
1,272,206,151
a
Beverages  — 0.4%
Monster Beverage Corp.
(a)
................... 1,105,880 85,230,172
a
Biotechnology  — 1.3%
Biogen, Inc.
(a)
........................... 56,837 10,758,107
Gilead Sciences, Inc. ...................... 1,912,842 250,276,247
Insmed , Inc.
(a)
........................... 115,932 15,805,010
Natera , Inc.
(a)
........................... 52,580 10,839,893
Revolution Medicines, Inc.
(a)
.................. 112,068 16,151,240
United Therapeutics Corp.
(a)
.................. 23,036 13,161,619
316,992,116
a
Broadline Retail  — 0.2%
eBay, Inc. .............................. 554,920 57,423,122
a
Building Products  — 0.5%
Johnson Controls International PLC ............ 826,149 120,642,538
a
Capital Markets  — 4.9%
Bank of New York Mellon Corp. (The) ........... 1,593,692 214,144,394
Cboe Global Markets, Inc. ................... 46,578 13,977,592
Goldman Sachs Group, Inc. (The) ............. 442,765 409,013,024
Interactive Brokers Group, Inc., Class A .......... 267,189 21,241,526
Morgan Stanley .......................... 1,671,603 318,590,816
Nasdaq, Inc. ............................ 690,306 63,446,024
Robinhood Markets, Inc., Class A
(a)
............. 1,876,990 136,813,801
1,177,227,177
a
Chemicals  — 0.0%
DuPont de Nemours, Inc. ................... 218,245 9,965,067
a
Commercial Services & Supplies  — 0.1%
Rollins, Inc. ............................. 210,231 11,716,174
a
Security Shares Value
a
Communications Equipment  — 2.0%
Arista Networks, Inc.
(a)
..................... 1,147,868 $ 198,248,282
Ciena Corp.
(a)
........................... 299,454 157,985,941
Lumentum Holdings, Inc.
(a)
.................. 150,702 135,981,429
492,215,652
a
Construction & Engineering  — 0.9%
Comfort Systems USA, Inc. .................. 51,484 94,743,431
EMCOR Group, Inc. ....................... 20,967 18,695,645
Quanta Services, Inc.
(b)
..................... 151,853 110,514,058
223,953,134
a
Consumer Finance  — 0.1%
SoFi Technologies, Inc.
(a)(b)
.................. 750,995 12,091,019
a
Consumer Staples Distribution & Retail  — 2.9%
Dollar General Corp. ...................... 172,015 19,933,098
Dollar Tree, Inc.
(a)
......................... 114,600 11,128,806
Walmart, Inc. ............................ 5,051,311 666,419,460
697,481,364
a
Diversified Telecommunication Services  — 0.1%
AST SpaceMobile , Inc.
(a)(b)
................... 267,717 19,784,286
a
Electric Utilities  — 1.2%
Alliant Energy Corp. ....................... 319,768 23,480,564
American Electric Power Co., Inc. .............. 300,154 41,154,115
Entergy Corp. ........................... 1,193,747 140,754,709
Evergy , Inc. ............................. 157,882 13,078,945
NRG Energy, Inc. ......................... 405,188 63,039,149
Oklo , Inc., Class A
(a)(b)
...................... 164,021 11,891,522
293,399,004
a
Electrical Equipment  — 3.5%
Bloom Energy Corp., Class A
(a)
................ 431,918 122,388,284
GE Vernova , Inc. ......................... 565,659 612,868,900
Rockwell Automation, Inc. ................... 72,722 29,736,753
Vertiv Holdings Co., Class A
(b)
................ 255,301 83,863,826
848,857,763
a
Electronic Equipment, Instruments & Components  — 3.4%
Amphenol Corp., Class A ................... 2,547,955 375,237,333
Coherent Corp.
(a)
......................... 137,956 44,105,913
Corning, Inc. ............................ 1,798,591 295,400,586
Flex Ltd.
(a)
.............................. 193,460 17,711,263
Jabil, Inc. .............................. 56,873 19,194,069
TE Connectivity PLC ...................... 362,487 76,723,998
828,373,162
a
Entertainment  — 0.9%
Electronic Arts, Inc. ....................... 297,573 60,219,848
Take-Two Interactive Software, Inc.
(a)
............ 207,622 44,381,279
Warner Bros Discovery, Inc.
(a)
................ 3,979,404 107,642,878
212,244,005
a
Food Products  — 0.1%
Bunge Global SA ......................... 92,920 11,807,344
a
Gas Utilities  — 0.1%
Atmos Energy Corp. ....................... 69,458 13,195,631
a
Health Care Equipment & Supplies  — 0.1%
IDEXX Laboratories, Inc.
(a)
................... 62,387 34,986,630
a
Health Care Providers & Services  — 1.6%
Cardinal Health, Inc. ....................... 363,054 70,025,856
Cencora , Inc. ........................... 217,712 67,057,473
HCA Healthcare, Inc. ...................... 211,663 91,956,990

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI USA Momentum Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Health Care Providers & Services (continued)
McKesson Corp. ......................... 190,154 $ 155,013,541
384,053,860
a
Health Care REITs  — 1.4%
Ventas, Inc. ............................ 898,015 78,899,598
Welltower, Inc. ........................... 1,158,297 251,744,270
330,643,868
a
Hotels, Restaurants & Leisure  — 0.6%
Expedia Group, Inc. ....................... 56,251 13,971,061
Royal Caribbean Cruises Ltd. ................ 497,097 131,114,305
145,085,366
a
Insurance  — 0.1%
Hartford Insurance Group, Inc. (The) ............ 91,847 12,565,588
Markel Group, Inc.
(a)
....................... 5,874 10,411,489
W R Berkley Corp. ........................ 161,335 10,782,018
33,759,095
a
Interactive Media & Services  — 5.3%
Alphabet, Inc., Class A ..................... 1,851,175 712,332,140
Alphabet, Inc., Class C, NVS ................. 1,513,705 578,144,488
1,290,476,628
IT Services  — 1.2%
International Business Machines Corp. .......... 1,254,018 289,653,078
a
Machinery  — 3.9%
Caterpillar, Inc. .......................... 872,154 776,312,997
Cummins, Inc. ........................... 241,329 161,934,172
938,247,169
a
Media  — 0.3%
EchoStar Corp., Class A
(a)(b)
.................. 174,912 21,538,664
Fox Corp., Class A, NVS .................... 405,971 25,775,099
Fox Corp., Class B ........................ 270,904 15,446,946
62,760,709
a
Metals & Mining  — 1.6%
Freeport-McMoRan, Inc. .................... 1,651,622 95,430,719
Newmont Corp. .......................... 2,554,175 283,743,301
Steel Dynamics, Inc. ....................... 58,996 13,490,025
392,664,045
a
Multi-Utilities  — 0.3%
Ameren Corp. ........................... 116,584 13,249,772
CenterPoint Energy, Inc. .................... 308,485 13,465,370
NiSource, Inc. ........................... 775,139 37,423,711
WEC Energy Group, Inc. .................... 109,980 12,971,041
77,109,894
a
Oil, Gas & Consumable Fuels  — 3.5%
EQT Corp. ............................. 200,389 12,039,371
Exxon Mobil Corp. ........................ 5,384,994 831,066,124
843,105,495
a
Pharmaceuticals  — 3.8%
Johnson & Johnson ....................... 3,955,554 909,184,087
Royalty Pharma PLC, Class A ................ 307,507 15,403,025
924,587,112
a
Real Estate Management & Development  — 0.4%
CBRE Group, Inc., Class A
(a)
................. 704,895 100,609,663
a
Semiconductors & Semiconductor Equipment  — 33.0%
Advanced Micro Devices, Inc.
(a)
............... 2,753,444 976,068,364
Analog Devices, Inc. ....................... 611,629 246,033,882
Applied Materials, Inc. ..................... 1,445,996 570,430,962
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Astera Labs, Inc.
(a)(b)
....................... 91,259 $ 17,771,778
Broadcom, Inc. .......................... 3,130,266 1,306,666,936
Credo Technology Group Holding Ltd.
(a)
.......... 165,039 28,718,436
First Solar, Inc.
(a)(b)
........................ 49,242 9,941,467
Intel Corp.
(a)
............................ 9,812,680 927,102,006
KLA Corp. .............................. 222,078 388,714,227
Lam Research Corp. ...................... 3,391,772 874,602,328
Micron Technology, Inc. ..................... 2,603,778 1,346,569,831
Monolithic Power Systems, Inc. ............... 46,709 75,407,477
NVIDIA Corp. ........................... 5,627,611 1,123,102,327
Teradyne, Inc. ........................... 274,312 94,217,943
7,985,347,964
a
Software  — 2.4%
AppLovin Corp., Class A
(a)
................... 472,090 210,717,371
IREN Ltd.
(a)(b)
............................ 271,480 12,355,055
Palantir Technologies, Inc., Class A
(a)
........... 2,647,608 368,308,749
591,381,175
a
Specialty Retail  — 2.2%
Carvana Co., Class A
(a)(b)
.................... 377,744 149,511,075
O'Reilly Automotive, Inc.
(a)
................... 979,847 97,396,792
Ross Stores, Inc. ......................... 332,836 75,816,712
TJX Companies, Inc. (The) .................. 1,390,680 217,989,090
540,713,669
a
Technology Hardware, Storage & Peripherals  — 3.1%
Everpure , Inc., Class A
(a)
.................... 152,822 10,919,132
Seagate Technology Holdings PLC ............. 540,883 364,360,424
Western Digital Corp.
(b)
..................... 855,966 371,934,346
747,213,902
a
Textiles, Apparel & Luxury Goods  — 0.1%
Tapestry, Inc. ............................ 158,707 23,018,863
a
a
Total Long-Term Investments — 99.9%
(Cost: $17,943,386,319) .............................. 24,171,258,395
a
Short-Term Securities
Money Market Funds  —  0.6%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.83%
(c)(d)(e)
...................... 116,289,822 116,324,709
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.61%
(c)(d)
............................ 30,969,859 30,969,859
a
Total Short-Term Securities — 0.6%
(Cost: $ 147,289,342) ................................ 147,294,568
Total Investments — 100.5%
(Cost: $18,090,675,661) .............................. 24,318,552,963
Liabilities in Excess of Other Assets — (0.5)% ............... (112,125,111)
Net Assets — 100.0% ................................. $ 24,206,427,852
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 93,523,650 $ 22,781,735
(a)
$ — $ 16,709 $ 2,615 $ 116,324,709 116,289,822 $ 179,785
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 20,165,528 10,804,331
(a)
— — — 30,969,859 30,969,859 660,471 —
$ — $ 16,709 $ 2,615
$ 147,294,568
$ 840,256 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 82 06/18/26 $ 29,699 $ 1,544,119
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 24,171,258,395 $ — $ — $ 24,171,258,395
Short-Term Securities
Money Market Funds ...................................... 147,294,568 — — 147,294,568
$ 24,318,552,963 $ — $ — $ 24,318,552,963

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI USA Momentum Factor ETF
4
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,544,119 $ — $ — $ 1,544,119
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)